Related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Compensation to the Members of the Board of Directors and the Executive Management Team

	For the 6-month period ended June 30,
(€’000)	2019	2018
Independent director’s fees	169	199
Share-based payments	149	348
Total compensation to the Board of Directors	318	547

Executive Management fees	1,135	1,179
Short-term employee benefits	581	236
Share-based payments	445	763

Total compensation to the Executive Management Team	2,161	2,178